Operating segment information (Tables)	12 Months Ended
Dec. 31, 2019
Operating segment information
Schedule of operating segment information

	Advertising		Digital
	and	Transaction	marketing
	subscription	services	solutions
	business	business	business	Total

Year ended December 31, 2017

Revenue	3,922,158	3,872,244	956,857	8,751,259
Gross profit	3,076,332	1,902,614	537,633	5,516,579
Income/(Loss) from operations	444,564	(1,525,073)	3,916	(1,076,593)

Year ended December 31, 2018

Revenue	4,074,218	5,370,871	1,134,520	10,579,609
Gross profit	3,414,173	2,318,790	602,248	6,335,211
Income/(Loss) from operations	666,257	(838,477)	(293,286)	(465,506)

Year ended December 31, 2019

Revenue	3,897,044	5,753,533	1,102,340	10,752,917
Gross profit	3,310,789	2,720,524	476,852	6,508,165
Loss from operations	(329,929)	(582,293)	(44,015)	(956,237)